Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 4 – Fair Value Measurements

The following table presents information about the Company’s financial liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values:

	Level 1	Level 2	Level 3	Fair Value at December 31, 2020
Current liabilities:
Derivative liability	$-	$-	$575,000	$575,000
Total liabilities measured at fair value	$-	$-	$575,000	$575,000

The fair value of the embedded derivative instrument identified in the Notes has been estimated using a two-step approach to valuation, employing a probability-weighted scenario valuation method and then comparing the instrument’s value with-and-without the derivative features in order to estimate their combined fair value, using unobservable inputs, which are classified as Level 3 within the fair value hierarchy. In order to estimate the fair value of the Notes, the Company estimated the future payoff in each scenario, discounted them to a present value and then probability weighted them based upon the Company’s best likelihood of each event occurring. The primary inputs for the valuation approach included the probability of achieving various settlement scenarios that provide the noteholders the rights or the obligations to receive cash or a variable number of shares upon the completion of a Qualified Financing. At December 31, 2020, the Company estimated a 5% probability of a Qualified Financing occurring, a de minimis probability of a change of control occurring and a 20% probability of bankruptcy or dissolution of the Company. As of December 31, 2020, the embedded derivative was remeasured to $575,000. As such, an expense of $575,000 was recorded in the fourth quarter of 2020. Immediately prior to the conversion of the Notes in connection with the Company’s IPO, the Company estimated a 100% probability of a Qualified Financing occurring, a de minimis probability of a change of control occurring and a 0% probability of bankruptcy or dissolution of the Company. Accordingly, the estimated fair value of the embedded derivative was remeasured at $23,414,829. A loss of $22,759,829 related to the change in fair value of the derivative liability was recorded during the year ended December 31, 2021. There were no transfers among Level 1, Level 2 or Level 3 categories in the years ended December 31, 2021 and 2020.

The following table provides a summary of changes in fair value of the Company’s Level 3 financial liabilities for the years ended December 31, 2021 and 2020:

Debt Derivative
Balance, January 1, 2020	$-
Loss from change in fair value included in earnings	575,000
Balance, December 31, 2020	575,000
Additions - initial issuance of 2021A Notes recognized as debt discount	80,000
Loss from change in fair value included in earnings	22,759,829
Reclassification to additional paid-in capital upon conversion of convertible notes payable	(23,414,829)
Balance, December 31, 2021	$-